UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2018 (Unaudited)

Deutsche Global Macro Fund

		Shares	Value ($)
Common Stocks 43.9%
Belgium 0.6%
bpost SA (Cost $80,359)		3,081	102,439
France 5.4%
AXA SA		4,561	150,034
Danone SA		1,722	148,502
Essilor International Cie Generale d'Optique SA		618	87,777
Ingenico Group SA		2,519	286,788
Sanofi		861	76,025
Societe Generale SA		1,614	93,891
TOTAL SA		2,549	147,586
(Cost $875,766)			990,603
Germany 14.2%
Allianz SE (Registered)		912	230,422
BASF SE		2,052	240,295
Bayer AG (Registered)		1,530	200,253
CTS Eventim AG & Co. KGaA		1,500	75,014
Daimler AG (Registered)		511	46,777
Deutsche Post AG (Registered)		4,895	231,366
Deutsche Telekom AG (Registered)		51,003	894,434
E.ON SE		4,106	43,122
Evonik Industries AG		12,080	476,934
SAP SE		1,647	185,732
(Cost $2,291,140)			2,624,349
Italy 0.1%
PRADA SpA (Cost $13,495)		3,100	12,681
Japan 1.7%
FANUC Corp.		100	26,999
Murata Manufacturing Co., Ltd.		600	88,541
Panasonic Corp.		13,300	197,240
(Cost $302,240)			312,780
Netherlands 2.2%
Koninklijke Ahold Delhaize NV		8,215	183,282
Royal Dutch Shell PLC "A"		6,423	225,159
(Cost $339,141)			408,441
Russia 0.5%
Gazprom PJSC (ADR) (Cost $79,399)		17,241	85,860
Singapore 0.4%
Singapore Exchange Ltd.		4,100	25,629
Singapore Telecommunications Ltd.		19,500	52,771
(Cost $74,130)			78,400
Spain 1.6%
Banco Santander SA (Cost $265,152)		40,545	301,176
Switzerland 3.6%
Nestle SA (Registered)		3,539	305,782
Novartis AG (Registered)		2,142	193,775
Roche Holding AG (Genusschein)		642	158,267
(Cost $458,055)			657,824
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $217,500)		32,000	279,975
United Kingdom 2.3%
Reckitt Benckiser Group PLC		2,039	196,952
Smith & Nephew PLC		1,014	18,270
Unilever NV (CVA)		2,754	159,507
Vodafone Group PLC		17,651	56,289
(Cost $393,394)			431,018
United States 9.8%
Alphabet, Inc. "A"*		163	192,702
American Express Co.		1,338	132,997
AT&T, Inc.		4,589	171,858
CVS Health Corp.		620	48,788
Facebook, Inc. "A"*		277	51,769
General Electric Co.		9,239	149,395
Mastercard, Inc. "A"		1,428	241,332
Microsoft Corp.		1,540	146,315
Monsanto Co.		2,453	298,775
Pfizer, Inc.		2,993	110,861
Regions Financial Corp.		3,247	62,440
The Mosaic Co.		2,478	67,649
Wells Fargo & Co.		2,040	134,191
(Cost $1,528,030)			1,809,072
Total Common Stocks (Cost $6,917,801)			8,094,618
		Principal Amount ($) (a)	Value ($)
Bonds 31.3%
France 3.5%
BNP Paribas SA, REG S, 3-month EURIBOR + 0.850%, 0.521% **, 9/22/2022	EUR	357,000	454,920
SFR Group SA, REG S, 6.25%, 5/15/2024		200,000	191,250
(Cost $608,997)			646,170
Italy 8.8%
Republic of Italy:
0.7%, 5/1/2020		829,000	1,046,032
REG S, 4.5%, 2/1/2020		429,000	581,791
(Cost $1,426,712)			1,627,823
Mexico 2.2%
America Movil SAB de CV, REG S, Zero Coupon, 5/28/2020	EUR	100,000	122,913
Petroleos Mexicanos, REG S, 6.5%, 3/13/2027		263,000	287,688
(Cost $394,167)			410,601
Netherlands 3.8%
Petrobras Global Finance BV:
5.375%, 1/27/2021		330,000	343,530
8.375%, 5/23/2021		308,000	351,004
(Cost $677,117)			694,534
United Kingdom 3.6%
Anglo American Capital PLC, REG S, 1.75%, 4/3/2018	EUR	165,000	205,472
HSBC Holdings PLC, REG S, 3-month EURIBOR + 0.700%, 0.371% **, 9/27/2022	EUR	356,000	448,878
(Cost $579,628)			654,350
United States 9.4%
Arconic, Inc., 5.125%, 10/1/2024		277,000	292,927
T-Mobile U.S.A., Inc.:
6.0%, 3/1/2023		321,000	335,975
6.375%, 3/1/2025		250,000	265,938
The Goldman Sachs Group, Inc., REG S, 3-month EURIBOR + 1.000%, 0.673% **, 7/27/2021	EUR	352,000	447,957
Transocean, Inc., 6.5%, 11/15/2020		79,000	83,543
Twitter, Inc., 1.0%, 9/15/2021		96,000	90,467
U.S. Treasury Note, 1.125%, 2/28/2019		166,400	164,879
VeriSign, Inc., 5.25%, 4/1/2025		55,000	58,300
(Cost $1,683,944)			1,739,986
Total Bonds (Cost $5,370,565)			5,773,464
		Shares	Value ($)
Exchange-Traded Funds 5.4%
iShares Floating Rate Bond ETF		11,747	599,332
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF		4,350	398,112
Total Exchange-Traded Funds (Cost $995,390)			997,444
Cash Equivalents 16.5%
Deutsche Central Cash Management Government Fund, 1.34% (b) (Cost $3,030,642)		3,030,642	3,030,642
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $16,314,398)		97.1	17,896,168
Other Assets and Liabilities, Net		2.9	525,957
Net Assets		100.0	18,422,125

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
EURIBOR: Euro Interbank Offered Rate
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR: Standard & Poor's Depositary Receipt

At January 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)

Mini DAX	EUR	3/16/2018	2	164,090	163,655	(435)

At January 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)

Euro-BTP Italian Government Bond	EUR	3/8/2018	2	346,190	337,652	8,538
Hang Seng China Enterprises Index	HKD	2/27/2018	5	430,195	434,571	(4,376)
NASDAQ 100 E-Mini Index	USD	3/16/2018	9	1,191,187	1,253,250	(62,063)
S&P 500 E-Mini Index	USD	3/16/2018	2	268,219	282,580	(14,361)
U.S. Treasury Long Bond	USD	3/20/2018	5	765,619	739,063	26,556
Total net unrealized depreciation						(45,706)

As of January 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	10,826,459	USD	13,484,744	2/28/2018	19,448	Bank of America
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	127,043	KRW	135,091,160	2/28/2018	(488)	Australia and New Zealand Banking Group Ltd.
USD	219,157	JPY	23,761,495	2/28/2018	(1,176)	Bank of America
USD	230,264	EUR	184,948	2/28/2018	(237)	Bank of America
CHF	562,695	USD	602,954	2/28/2018	(2,877)	Citigroup, Inc.
EUR	126,250	USD	156,955	2/28/2018	(67)	Toronto-Dominion Bank
Total unrealized depreciation					(4,845)

Currency Abbreviations
_________________________________________________________________________________________________

CHF	Swiss Franc
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
USD	United States Dollar

At January 31, 2018 the Deutsche Global Macro Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks and Corporate Bonds
Financials	2,482,535	21%
Telecommunication Services	2,048,945	17%
Materials	1,582,052	13%
Energy	1,524,370	13%
Information Technology	1,473,154	12%
Consumer Staples	1,042,813	9%
Health Care	845,228	7%
Consumer Discretionary	522,962	4%
Industrials	510,199	4%
Utilities	43,122	0%
Total	12,075,380	100.0

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (c)
Belgium	$102,439	$—	$—	$102,439
France	990,603	—	—	990,603
Germany	2,624,349	—	—	2,624,349
Italy	12,681	—	—	12,681
Japan	312,780	—	—	312,780
Netherlands	408,441	—	—	408,441
Russia	85,860	—	—	85,860
Singapore	78,400	—	—	78,400
Spain	301,176	—	—	301,176
Switzerland	657,824	—	—	657,824
Taiwan	279,975	—	—	279,975
United Kingdom	431,018	—	—	431,018
United States	1,809,072	—	—	1,809,072
Bonds (c)	—	5,773,464	—	5,773,464
Exchange-Traded Funds	997,444	—	—	997,444
Short-Term Investments	3,030,642	—	—	3,030,642
Derivatives (d)
Futures Contracts	35,094	—	—	35,094
Forward Foreign Currency Contracts	—	19,448	—	19,448
Total	$12,157,798	$5,819,912	$—	$17,950,710
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(81,235)	$—	$—	$(81,235)
Forward Foreign Currency Contracts	—	(4,845)	—	(4,845)
Total	$(81,235)	$(4,845)	$—	$(86,080)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended January 31, 2018, the amount of the transfers between Level 2 and Level 1 was $2,324,235

Transfers between price levels are recognized at the beginning of the reporting period.

(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contract.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ (81,235)	$ —
Foreign Exchange Contracts	$ —	$ 14,603
Interest Rate Contracts	$ 35,094	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Macro Fund, a series of Deutsche International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018